Prepayments, Deposits and Other Assets, Net (Details 1) - Prepaid Expenses and Other Current Assets [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Beginning balance	$ 19,422	$ 10,648
(Recovery) provision for doubtful accounts	(4,510)	7,760	11,129
Foreign currency translation adjustments	(865)	1,014	(481)
Ending balance	$ 14,047	$ 19,422	$ 10,648